Related Party Transactions - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2022
Related Party Transaction [Line Items]
Consulting fees to members of management and board of directors	$ 0	$ 100,000	$ 100,000	$ 300,000	$ 400,000	$ 500,000
ElevateBio Technologies, Inc | Management and Administrative Services Agreement
Related Party Transaction [Line Items]
Lease expiration term			The agreement has an initial term of five years and will automatically renew for successive one year terms, unless earlier terminated under the terms of the agreement.		The agreement has an initial term of five years and will automatically renew for successive one year terms, unless earlier terminated under the terms of the agreement.
BaseCamp
Related Party Transaction [Line Items]
Prepaid expenses							$ 2,000,000
BaseCamp | DMS Agreement
Related Party Transaction [Line Items]
Lease expiration term			The agreement will expire upon the later of (a) five years from the effective date of January 1, 2019 or (b) the completion of services under all work orders executed prior to the fifth anniversary of the effective date, unless earlier terminated under the terms of the agreement.		The agreement will expire upon the later of (a) five years from the effective date of January 1, 2019 or (b) the completion of services under all work orders executed prior to the fifth anniversary of the effective date, unless earlier terminated under the terms of the agreement.
ElevateBio and Affiliates
Related Party Transaction [Line Items]
Prepaid expenses	0		$ 0		$ 0	2,000,000
Expenses related to services with related party	0	1,000,000	100,000	1,600,000	2,600,000	3,500,000
Sale of equipment	100,000		100,000
Amount due to related party	0		0		300,000	$ 100,000
Marker Therapeutics, Inc.
Related Party Transaction [Line Items]
Amount due to related party	0		0		500,000
Costs incurred under agreement	$ 0	$ 200,000	$ 0	$ 200,000	$ 500,000
Cost of Revenue, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]	Related Party [Member]